Property, Plant and Equipment (Details Textual) (USD $)	12 Months Ended
	Dec. 29, 2013	Dec. 30, 2012	Jan. 01, 2012
Property Plant And Equipment (Textual) [Abstract]
Interest expense capitalized	$ 105,000,000	$ 115,000,000	$ 84,000,000
Depreciation expense, including the amortization of capitalized interest	$ 2,700,000,000	$ 2,500,000,000	$ 2,300,000,000